SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details)	Dec. 31, 2023 USD ($)
Operating Lease
2024	$ 358,424
2025	311,849
2026	293,300
2027	117,492
Thereafter	235,020
Total undiscounted minimum future lease payments	1,316,085
Imputed interest	(208,711)
Total operating lease obligations	$ 1,107,374